Whiteman Osterman & Hanna, LLP
                              One Commerce Plaza
                             Albany, New York 12260



                                                          March 23, 2005


VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington D.C. 20549

Re:   Lincoln Logs Ltd.
      Preliminary Information Statement
      SEC File No: 000-12172

Ladies and Gentlemen:

  On behalf of Lincoln Logs Ltd. (the "Company"), we are transmitting for filing a preliminary information statement regarding a Special Meeting of Shareholders of the Company to be held on April 28, 2005, to consider the approval of an amendment to the Company's Certificate of Incorporation to effect a 1-for-500 reverse stock split. Concurrently with this filing, we are also transmitting for filing a Rule 13E-3 Transaction Statement under Section 13(e) of the Securities Exchange Act of 1934 in connection with the proposed reverse stock split. Upon the effective date of the reverse stock split, the Company believes that it will have less than 300 shareholders of record and will, accordingly, seek to file a Form 15 with the Securities and Exchange Commission (the "Commission") in order to terminate the registration of its common stock under the Securities Exchange Act of 1934 (the "1934 Act"). The Company intends to mail a definitive information statement to its shareholders with respect to these matters on or about April 7, 2005.

  If you have any questions or comments with respect to the foregoing, please do not hesitate to call either the undersigned at (518) 487-7770 or my associate, Patricia A. Franchini, at (518) 487-7673. Your prompt attention to this matter is greatly appreciated.

                                              Very truly yours,

                                              /s/ Leslie M. Apple
                                              -------------------
                                              Leslie M. Apple






cc: John D. Shepherd